Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Schedule of Common Stock Issued Immediately Following Consummation of the Merger
The number of shares of Class A common stock issued immediately following the consummation of the Merger was as follows (shares are in thousands):

Shares
Legacy Matterport Stockholders (1)	169,425
Public Stockholders of Gores	34,406
Initial Stockholders (defined below) of Class F Stock (2)	8,625
PIPE Investors (3)	29,500

Total	241,956

(1)
Excludes 23,460,000 shares of Class A common stock issuable in earn-out
arrangement as they are not issuable until 180 days after the Closing and are contingently issuable based upon the triggering events that have not yet been achieved.

(2)
Represents shares of Class A common stock issued into which shares of Class F common stock of the Company (“Class F Stock”) were converted upon the consummation of the Merger. Excludes 4,079,000 shares of Class A Stock purchased under the Sponsor Subscription Agreement and excludes 15,000 shares of Class A Stock purchased by the Initial Stockholders (excluding the Sponsor) in the PIPE Investment. Gores Holdings VI Sponsor, LLC, a Delaware limited liability company , Mr. Randall Bort, Ms. Elizabeth Marcellino and Ms. Nancy Tellem, Gores’ independent directors, are collectively noted as “Initial Stockholders”.

(3)
Includes the Initial Stockholders’ ownership of 4,079,000 shares of Class A Stock purchased under the Sponsor Subscription Agreement and includes 15,000 shares of Class A Stock purchased by the Initial Stockholders (excluding the Sponsor) in the PIPE Investment.